Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about other operating expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Recoverable cash advances
Initial measurement and re-measurement	385	147	(61)
R&D incentives (Australia)	645	1,000	425
Capitalization of R&D incentive	(615)	(573)	(493)
Other income/(expenses)	(150)	(115)	3
Total Other Operating Income/(Expenses)	265	459	(126)